CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended		32 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (84,557)	$ (66,957)	$ (168,723)
Adjustments to reconcile net loss to net cash used in operating activities:
Services paid for with securities	4,653	2,064	7,033
Apollo fees paid with promissory note	6,750		6,750
Derivative losses	1,900	39,810	56,666
Loss on debt extinguishment		2,000	2,000
Stock-based compensation	16,871	9,717	26,589
Interest expense	7,250	1,939	9,309
Karlsson Group Tax Gross Up	6,226		6,226
Depreciation	108	5	114
Changes in operating assets and liabilities:
Accounts receivable	(5)	(1)	(6)
Other current assets	163	(686)	(665)
Deposits	(24)	(80)	(104)
Accounts payable	2,179	70	2,850
Accrued liabilities	3,663	770	4,518
Net cash used in operating activities	(34,823)	(11,349)	(47,443)
CASH FLOWS FROM INVESTING ACTIVITIES:
Mineral properties	(1,599)	(1,043)	(2,690)
Land acquisitions	(380)		(380)
Equipment acquisitions	(639)	(81)	(726)
Net cash used in investing activities	(2,618)	(1,124)	(3,796)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible notes		5,500	9,049
Merkin note amendment		(2,000)	(2,000)
Karlsson Note principal payments	(9,718)		(9,718)
Proceeds from common stock issued	61,883	17,994	79,932
Non-controlling interest acquisition	(25,000)		(25,000)
Net cash provided by financing activities	27,165	21,494	52,263
Net increase (decrease) in cash and cash equivalents	(10,276)	9,021	1,024
Cash and cash equivalents- beginning of period	11,300	2,279
Cash and cash equivalents - end of period	1,024	11,300	1,024
Cash paid for interest	0
Supplemental disclosure of non-cash transactions:
Convertible notes and accrued interest converted into shares of common stock		(8,417)	(9,493)
Common stock attributable to reverse merger			2
Fair value of land contributed by non-controlling interest			(11,000)
Note receivable in exchange for shares of common stock		(1,125)	(1,125)
Warrants issued and recorded as deferred financing costs		(43)	(43)
Grandhaven Option, net of $25,000 receivable		4,036	4,036
SK Land Holdings Option	$ 500		$ 500